ESOP Plan (Detail Textual 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Employee Stock Ownership Plan (the "ESOP")	Dec. 31, 2012 Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Term of completed year of service		3 months
Number of period for vesting		2 years
Fully Vesting period		6 years
Minimum amount of ESOP contributions		$ 130,000
Contribution expense	45,000	178,000	178,000
ESOP principal payment	36,000	138,000	131,000
ESOP interest expenses	9,000	40,000	47,000
Shares of unallocated company stock		442,736	553,420
Number of allocated company stock		1,128,303	1,017,619
ESOP compensation expenses	$ 14,000	$ 133,000	$ 173,000
Fair value of the shares	$ 0.50	$ 0.84	$ 1.15